Total revenues and other income - Disaggregation of revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	€ 196,487	€ 71,971	€ 30,257
Milestone payments	73,394	42,950	81,784
Reimbursement income	8,722	3,273	9,699
Other revenues	10,233	8,893	7,777
Revenues	288,836	127,087	129,519
Research and Development Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	278,666	118,262	121,616
Fee For Services Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	10,170	8,825	€ 7,903
Servier
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees		600
IFRS 15
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	196,486
Milestone payments	73,394
Reimbursement income	8,722
Other reimbursement income	16
Other revenues	10,233
Other Revues	63
Revenues	288,836
IFRS 15 | Over time | Fee For Services Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues	10,170
IFRS 15 | Gilead Sciences, Inc | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	96,809
Milestone payments	27,623
IFRS 15 | AbbVie | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	52,176
Milestone payments	36,771
Reimbursement income	989
IFRS 15 | Novartis | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reimbursement income	7,718
IFRS 15 | Novartis | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	47,500
IFRS 15 | Servier | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments	9,000
IAS18
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees		71,971
Milestone payments		42,950
Reimbursement income		3,273
Other reimbursement income		4
Other revenues		8,893
Other Revues		68
Revenues	€ 232,800	127,087
IAS18 | Over time | Fee For Services Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues		8,825
IAS18 | Gilead Sciences, Inc | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees		71,333
IAS18 | Gilead Sciences, Inc | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments		9,354
IAS18 | AbbVie | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments		33,596
Reimbursement income		453
IAS18 | Servier | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees		638
IAS18 | Servier | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reimbursement income		€ 2,816